SUPPLEMENT dated October 31, 2000

                              To the PROSPECTUS of

                           Standish Fixed Income Fund
                         Standish World High Yield Fund
                        Standish Controlled Maturity Fund
                     Standish Short-Term Asset Reserve Fund

                               Dated: May 1, 2000

--------------------------------------------------------------------------------

Standish World High Yield Fund:

      Standish, Ayer & Wood, Inc. ("Standish") has replaced Standish International Management Company, LLC ("SIMCO") as the investment adviser for the Standish World High Yield Fund. Standish has assumed all of SIMCO's responsibilities under the investment advisory agreement between SIMCO and Standish, Ayer & Wood Investment Trust on behalf of the Standish World High Yield Fund. The contractual advisory fee rate payable under the agreement has not changed.

      Standish, a Massachusetts corporation, is the direct parent company of SIMCO, owning 100% of SIMCO. Standish is also located at One Financial Center, Boston Massachusetts 02111-2662.

      All references to "Standish International Management Company, LLC" or "SIMCO" in the attached Prospectus are hereby replaced by references to "Standish, Ayer & Wood, Inc."

SUPPLEMENT dated October 31, 2000

                              To the PROSPECTUS of

      Standish International Fixed Income Fund (Institutional Class Shares)
                   Standish International Fixed Income Fund II
                        Standish Global Fixed Income Fund
                         Standish World High Yield Fund

                               Dated: May 1, 2000
                         Further Revised: August 1, 2000

--------------------------------------------------------------------------------

All Funds:

      Standish, Ayer & Wood, Inc. ("Standish") has replaced Standish International Management Company, LLC ("SIMCO") as the investment adviser for each of the Standish International Fixed Income Fund (Institutional Class Shares), Standish International Fixed Income Fund II, Standish Global Fixed Income Fund and Standish World High Yield Fund. Standish has assumed all of SIMCO's responsibilities under each investment advisory agreement between SIMCO and Standish, Ayer & Wood Investment Trust on behalf of each Fund. The contractual advisory fee rates payable under the agreements have not changed.

      Standish, a Massachusetts corporation, is the direct parent company of SIMCO, owning 100% of SIMCO. Standish is also located at One Financial Center, Boston Massachusetts 02111-2662.

      All references to "Standish International Management Company, LLC" or SIMCO" in the attached Prospectus are hereby replaced by references to "Standish, Ayer & Wood, Inc."

              -----------------------------------------------------

      The following information replaces the information in the Fund managers table on page 15 of the attached Prospectus for each Fund:

Fund                             Fund managers         Positions during the
                                                       past five years
International Fixed Income       W. Charles Cook II    Director, principal and
  Fund                                                 vice president of
International Fixed Income                             Standish. Mr. Cook, a
  Fund II                                              Chartered Financial
Global Fixed Income Fund                               Analyst, is Chairman of
                                                       the Derivatives
                                                       Committee and is
                                                       responsible for
                                                       non-dollar bond research.

World High Yield Fund            Dolores S. Driscoll   Director, principal and
                                                       vice president of
                                                       Standish.  Ms. Driscoll
                                                       is a Chartered Financial
                                                       Analyst and portfolio
                                                       manager.

SUPPLEMENT dated October 31, 2000

                              To the PROSPECTUS of

                    Standish International Fixed Income Fund
                              Service Class Shares

                               Dated: May 1, 2000

--------------------------------------------------------------------------------

      Standish, Ayer & Wood, Inc. ("Standish") has replaced Standish International Management Company, LLC ("SIMCO") as the investment adviser for the Standish International Fixed Income Fund (Service Class Shares). Standish has assumed all of SIMCO's responsibilities under the investment advisory agreement between SIMCO and Standish, Ayer & Wood Investment Trust on behalf of the fund. The contractual advisory fee rate payable under the agreement has not changed.

      Standish, a Massachusetts corporation, is the direct parent company of SIMCO, owning 100% of SIMCO. Standish is also located at One Financial Center, Boston Massachusetts 02111-2662.

      All references to "Standish International Management Company, LLC" and "SIMCO" in the attached Prospectus are hereby replaced by references to "Standish, Ayer & Wood, Inc."

                   ------------------------------------------

      The following information replaces the information in the Fund managers table on page 8 of the attached Prospectus for the Standish International Fixed Income Fund (Service Class Shares):

Fund                             Fund managers         Positions during the
                                                       past five years
International Fixed Income       W. Charles Cook II    Director, principal and
  Fund II                                              vice president of
                                                       Standish.  Mr. Cook, a
                                                       Chartered Financial
                                                       Analyst, is Chairman of
                                                       the Derivatives
                                                       Committee and is
                                                       responsible for
                                                       non-dollar bond research.

SUPPLEMENT dated October 31, 2000

                              To the PROSPECTUS of

                           Standish Select Value Fund
                         (formerly Standish Equity Fund)
                    Standish Small Capitalization Equity Fund
                         Standish Small Cap Growth Fund
             (formerly Standish Small Capitalization Equity Fund II)
                          (Institutional Class Shares)
                          Standish Small Cap Value Fund
                       Standish International Equity Fund
                      Standish International Small Cap Fund

                             Dated: January 31, 2000
                              Revised: July 1, 2000
                         Further Revised: August 9, 2000
                        Further Revised: October 20, 2000
                        Further Revised: October 23, 2000

--------------------------------------------------------------------------------

Standish International Equity Fund and Standish International Small Cap Fund:

      Standish, Ayer & Wood, Inc. ("Standish") has replaced Standish International Management Company, LLC ("SIMCO") as the investment adviser for each of the Standish International Equity Fund and Standish International Small Cap Fund. Standish has assumed all of SIMCO's responsibilities under each investment advisory agreement between SIMCO and Standish, Ayer & Wood Investment Trust on behalf of each Fund. The contractual advisory fee rates payable under the agreements have not changed.

      Standish, a Massachusetts corporation, is the direct parent company of SIMCO, owning 100% of SIMCO. Standish is also located at One Financial Center, Boston Massachusetts 02111-2662.

      All references to "Standish International Management Company, LLC" or "SIMCO" in the attached Prospectus are hereby replaced by references to "Standish, Ayer & Wood, Inc".

SUPPLEMENT dated October 31, 2000

                  To the Statement of Additional Information of

                           Standish Fixed Income Fund
                         Standish World High Yield Fund
                        Standish Controlled Maturity Fund
                     Standish Short-Term Asset Reserve Fund

                               Dated: May 1, 2000

--------------------------------------------------------------------------------

Standish World High Yield Fund:

      Standish, Ayer & Wood, Inc. ("Standish") has replaced Standish International Management Company, LLC ("SIMCO") as the investment adviser for the Standish World High Yield Fund. Standish has assumed all of SIMCO's responsibilities under the investment advisory agreement between SIMCO and Standish, Ayer & Wood Investment Trust on behalf of the Standish World High Yield Fund. The contractual advisory fee rate payable under the agreement has not changed.

      Standish, a Massachusetts corporation, is the direct parent company of SIMCO, owning 100% of SIMCO. Standish is also located at One Financial Center, Boston Massachusetts 02111-2662.

      All references to "Standish International Management Company, LLC" or "SIMCO" in the attached Statement of Additional Information are hereby replaced by references to "Standish, Ayer & Wood, Inc."

              -----------------------------------------------------

      The following sentence is added to the end of the second paragraph under the Purchase and Redemption of Shares section on page 49 of the attached Statement of Additional Information.

      Shares of the funds purchased through authorized brokers and dealers may be subject to transaction fees on purchases or redemptions, no part of which will be received by any of the funds, Standish Fund Distributors or Standish.

SUPPLEMENT dated October 31, 2000

                  To the Statement of Additional Information of

      Standish International Fixed Income Fund (Institutional Class Shares)
                   Standish International Fixed Income Fund II
                        Standish Global Fixed Income Fund
                         Standish World High Yield Fund

                               Dated: May 1, 2000

--------------------------------------------------------------------------------

All Funds:

      Standish, Ayer & Wood, Inc. ("Standish") has replaced Standish International Management Company, LLC ("SIMCO") as the investment adviser for each of the Standish International Fixed Income Fund (Institutional Class Shares), Standish International Fixed Income Fund II, Standish Global Fixed Income Fund and Standish World High Yield Fund. Standish has assumed all of SIMCO's responsibilities under each investment advisory agreement between SIMCO and Standish, Ayer & Wood Investment Trust on behalf of each Fund. The contractual advisory fee rates payable under the agreements have not changed.

      Standish, a Massachusetts corporation, is the direct parent company of SIMCO, owning 100% of SIMCO. Standish is also located at One Financial Center, Boston Massachusetts 02111-2662.

      All references to "Standish International Management Company, LLC" or "SIMCO" in the attached Statement of Additional Information are hereby replaced by references to "Standish, Ayer & Wood, Inc."

              -----------------------------------------------------

      The following sentence is added to the end of the second paragraph under the Purchase and Redemption of Shares section on page 45 of the attached Statement of Additional Information.

      Shares of the funds purchased through authorized brokers and dealers may be subject to transaction fees on purchases or redemptions, no part of which will be received by any of the funds, Standish Fund Distributors or Standish.

SUPPLEMENT dated October 31, 2000

                  To the Statement of Additional Information of

                          Standish High Grade Bond Fund

                               Dated: June 1, 2000

--------------------------------------------------------------------------------

      The following sentence is added to the end of the second paragraph under the Purchase and Redemption of Shares section on page 26 of the attached Statement of Additional Information.

      Shares of the fund purchased through authorized brokers and dealers may be subject to transaction fees on purchases or redemptions, no part of which will be received by the fund, Standish Fund Distributors or Standish.

SUPPLEMENT dated October 31, 2000

                  To the Statement of Additional Information of

                       Standish Tax-Sensitive Equity Fund
                  Standish Small Cap Tax-Sensitive Equity Fund
                   Standish Intermediate Tax Exempt Bond Fund
            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                             Dated: January 31, 2000

--------------------------------------------------------------------------------

All Funds:

      The following sentence is added to the end of the second paragraph under the Purchase and Redemption of Shares section on page 38 of the attached Statement of Additional Information.

      Shares of the funds purchased through authorized brokers and dealers may be subject to transaction fees on purchases or redemptions, no part of which will be received by any of the funds, Standish Fund Distributors or Standish.

SUPPLEMENT dated October 31, 2000

                  To the Statement of Additional Information of

                    Standish International Fixed Income Fund
                              Service Class Shares

                               Dated: May 1, 2000

--------------------------------------------------------------------------------

      Standish, Ayer & Wood, Inc. ("Standish") has replaced Standish International Management Company, LLC ("SIMCO") as the investment adviser for the Standish International Fixed Income Fund (Service Class Shares). Standish has assumed all of SIMCO's responsibilities under the investment advisory agreement between SIMCO and Standish, Ayer & Wood Investment Trust on behalf of the fund. The contractual advisory fee rate payable under the agreement has not changed.

      Standish, a Massachusetts corporation, is the direct parent company of SIMCO, owning 100% of SIMCO. Standish is also located at One Financial Center, Boston Massachusetts 02111-2662.

      All references to "Standish International Management Company, LLC" or "SIMCO" in the attached Statement of Additional Information are hereby replaced by references to "Standish, Ayer & Wood, Inc."

              -----------------------------------------------------

      The following sentence is added to the end of the second paragraph under the Purchase and Redemption of Shares section on page 36 of the attached Statement of Additional Information.

      Shares of the fund purchased through authorized brokers and dealers may be subject to transaction fees on purchases or redemptions, no part of which will be received by the fund, Standish Fund Distributors or Standish.

SUPPLEMENT dated October 31, 2000

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                        Standish Select Value Asset Fund
                      (formerly Standish Equity Asset Fund)
                         Standish Small Cap Growth Fund
             (formerly Standish Small Capitalization Equity Fund II)
                             (Service Class Shares)

                             Dated: January 31, 2000
                              Revised: July 1, 2000

--------------------------------------------------------------------------------

Standish Select Value Asset Fund (formerly Standish Equity Asset Fund):

      Standish Equity Asset Fund is changing its name to Standish Select Value Asset Fund. Accordingly, the name Standish Select Value Asset Fund replaces all references to the name Standish Equity Asset Fund in the attached Statement of Additional Information.

                            ------------------------

      On page 2 of the attached Statement of Additional Information under the heading Master/Feeder Structure, the name of the Standish Equity Portfolio is changing to Standish Select Value Portfolio. Accordingly, all references to the name Equity Portfolio in the attached Statement of Additional Information are replaced with the name Select Value Portfolio.

                            ------------------------

      On page 24 of the attached Statement of Additional Information under the heading Calculation of Performance Data, the third sentence of the first full paragraph is revised to read:

      In particular, Select Value Asset Fund may compare its performance to the Russell 1000 Value Index, which is generally considered to be representative of those Russell 1000 companies with value characteristics. The Russell 1000 Index is generally considered to be representative of unmanaged large capitalization stocks in the United States markets.

                            ------------------------

Standish Select Value Asset Fund and Standish Small Cap Growth Fund:

      The following sentence is added to the end of the second paragraph under the Purchase and Redemption of Shares section on page 30 of the attached Statement of Additional Information.

      Shares of the fund purchased through authorized brokers and dealers may be subject to transaction fees on purchases or redemptions, no part of which will be received by the fund, Standish Fund Distributors or Standish.

SUPPLEMENT dated October 31, 2000

                  To the Statement of Additional Information of

                           Standish Select Value Fund
                         (formerly Standish Equity Fund)
                    Standish Small Capitalization Equity Fund
                         Standish Small Cap Growth Fund
             (formerly Standish Small Capitalization Equity Fund II)
                          (Institutional Class Shares)
                          Standish Small Cap Value Fund
                       Standish International Equity Fund
                      Standish International Small Cap Fund

                             Dated: January 31, 2000
                              Revised: July 1, 2000

--------------------------------------------------------------------------------

All Funds:

      Standish, Ayer & Wood, Inc. ("Standish") has replaced Standish International Management Company, LLC ("SIMCO") as the investment adviser for each of the Standish International Equity Fund and Standish International Small Cap Fund. Standish has assumed all of SIMCO's responsibilities under each investment advisory agreement between SIMCO and Standish, Ayer & Wood Investment Trust on behalf of each Fund. The contractual advisory fee rates payable under the agreements have not changed.

      Standish, a Massachusetts corporation, is the direct parent company of SIMCO, owning 100% of SIMCO. Standish is also located at One Financial Center, Boston Massachusetts 02111-2662.

      All references to "Standish International Management Company, LLC" or "SIMCO" in the attached Statement of Additional Information are hereby replaced by references to "Standish, Ayer & Wood, Inc."

              -----------------------------------------------------

      The following sentence is added to the end of the second paragraph under the Purchase and Redemption of Shares section on page 39 of the attached Statement of Additional Information.

      Shares of the funds purchased through authorized brokers and dealers may be subject to transaction fees on purchases or redemptions, no part of which will be received by any of the funds, Standish Fund Distributors or Standish.